Maturity of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Maturity of Financial Assets and Liabilities

The main assets grouped by maturity, including interest accrued as of December 31, 2019 and 2018, are detailed as follows:

	As of December 31, 2019
		Between			Between
		1 month	Between	Between	3 years
		to 3	3 month	1 year to	to 6	Over 6
	Up to 1 month	months	to 1 year	3 years	years	years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	20,465	54,382	39,730	39,822	26,703	2,600	183,702
Financial instruments at fair value through other comprehensive income	258,843	151,014	609,862	1,515,340	896,383	167,448	3,598,890
Loans and accounts receivable from customers at amortized cost (**)	1,641,670	2,723,589	2,796,116	2,576,345	3,778,435	9,618,659	23,134,814
Commercial loans	1,443,029	2,209,624	2,693,582	1,962,306	2,516,050	4,635,953	15,460,544
Mortgages loans	3,040	550	2,760	22,657	115,878	4,731,156	4,876,041
Consumer loans	195,601	513,415	99,774	591,382	1,146,507	251,550	2,798,229
Financial instruments at amortized cost	29,026	7,543	78,138	951	—	—	115,658
Investments under resale agreements	75,975	—	—	—	—	—	75,975
Financial derivative contracts	151,952	160,523	306,284	602,190	662,530	1,271,478	3,154,957
Interbank loans (*)	55,881	—	945	—	—	—	56,826
Liabilities
Investments under resale agreements	559,457	—	—	—	—	—	559,457
Deposits and other demand liabilities	3,946,542	2,432,029	3,913,833	827,802	128,756	371,225	11,620,187
Financial derivative contracts	235,652	145,905	283,404	580,829	703,285	988,959	2,938,034
Interbank borrowings	90,251	246,214	1,781,437	406,539	96,281	26,034	2,646,756
Lease obligations	1,177	76,333	52,074	14,561	20,734	8,045	172,924
Debt instruments issued	30,419	378	620,710	959,369	1,375,640	3,421,840	6,408,356

(*)    Interbank loans are presented gross. The amount of allowances corresponds to MCh$239.

(**)  Loans and accounts receivable from customers at amortized cost are presented gross. Allowances by loan type are detailed as follows: Commercial MCh$545,119; Mortgage MCh$78,501;  and Consumer MCh$256,417.

Note 37 - Maturity of assets and liabilities, continued

	As of December 31, 2018
		Between			Between
		1 month	Between	Between	3 years
		to 3	3 month	1 year to	to 6	Over 6
	Up to 1 month	months	to 1 year	3 years	years	years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	46,266	470	19,002	22,027	4,573	4,605	96,943
Financial instruments at fair value through other comprehensive income	151,521	103,048	582,899	1,314,188	330,485	175,013	2,657,154
Loans and accounts receivable from customers at amortized cost (**)	1,595,651	2,343,263	2,115,285	2,322,459	3,464,140	9,641,692	21,482,490
Commercial loans	1,391,707	1,876,174	2,023,542	1,734,720	2,238,373	5,102,384	14,366,900
Mortgages loans	2,544	1,021	3,876	18,192	103,965	4,316,229	4,445,827
Consumer loans	201,400	466,068	87,867	569,547	1,121,802	223,079	2,669,763
Financial instruments at amortized cost	27,012	18,238	153,673	—	—	—	198,923
Investments under resale agreements	109,467	—	—	—	—	—	109,467
Financial derivative contracts	120,361	102,992	178,826	263,595	279,427	423,756	1,368,957
Interbank loans (*)	65,398	16,685	17,437	242,187	—	—	341,707
Liabilities
Investments under resale agreements	1,015,614	—	—	—	—	—	1,015,614
Deposits and other demand liabilities	3,624,335	2,311,111	2,910,851	762,998	102,155	409,661	10,121,111
Financial derivative contracts	128,367	95,019	161,214	200,052	248,765	279,389	1,112,806
Interbank borrowings	231,419	446,436	1,151,959	337,465	100,455	59,989	2,327,723
Debt instruments issued	2,449	23,261	668,648	868,994	1,125,037	3,321,735	6,010,124

(*)    Interbank loans are presented gross. The amount of allowances corresponds to MCh$463.

(**)  Loans and accounts receivable from customers at amortized cost are presented gross. Allowances by loan type are detailed as follows: Commercial MCh$484,707; Mortgage MCh$66,117; and Consumer MCh$217,296.